Parent Only Financial Information	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Samfine Creation Holdings Group Limited.

Condensed Balance Sheets

	As at December 31,
	2023	2024	2024
	HK$	HK$	US$

Current Assets
Cash and cash equivalents	—	18,940,834	2,438,410
Prepayments	—	28,391,667	3,655,093
Amount due from shareholder	8,775	8,775	1,129
Amount due from a subsidiary	—	811,032	104,411
	8,775	48,152,308	6,199,043
Non-Current Assets
Interests in a subsidiary	8	8	1
Total Assets	8,783	48,152,316	6,199,044

Liabilities and Shareholders’ (Deficit) Equity
Current Liabilities
Accruals	—	155,240	19,985
Amount due to a subsidiary	8	8	1
Amount due to a director	72,102	79,834	10,278
Total Liabilities	72,110	235,082	30,264

COMMITMENTS AND CONTINGENCIES (Note 22)

Shareholders’ (Deficit) Equity
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2023 and 2024, 18,000,000 and 20,300,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	8,775	9,889	1,273
Additional paid-in capital	—	53,156,555	6,843,281
Accumulated losses	(72,102)	(5,249,210)	(675,774)
Total Shareholders’ (Deficit) Equity	(63,327)	47,917,234	6,168,780
Total Liabilities and Shareholders’ (Deficit) Equity	8,783	48,152,316	6,199,044

Condensed Statements of Loss

	Years Ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$

REVENUE	—	—	—	—
OPERATING EXPENSES
Selling and marketing		—	(3,651,333)	(470,066)
General and administrative	(29,997)	(42,105)	(1,212,760)	(156,129)

LOSS FROM OPERATION	(29,997)	(42,105)	(4,864,093)	(626,195)
Equity in net income of a subsidiary		—	—	—

OTHER EXPENSES, NET
Interest income	—	—	22,990	2,960
Other losses, net	—	—	(336,005)	(43,257)
Total other expenses, net	—	—	(313,015)	(40,297)
LOSS BEFORE INCOME TAX	(29,997)	(42,105)	(5,177,108)	(666,492)
INCOME TAX EXPENSE	—	—	—	—
NET LOSS	(29,997)	(42,105)	(5,177,108)	(666,492)

Condensed Statements of Cash Flows

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net Loss	(29,997)	(42,105)	(5,177,108)	(666,492)
Changes in operating assets and liabilities
Prepayments		—	(28,391,667)	(3,655,093)
Accruals		—	155,240	19,985
Net cash used in operating activities	(29,997)	(42,105)	(33,413,535)	(4,301,600)
Cash flows from investing activities
Advance to a subsidiary	—	—	(811,032)	(104,411)
Net cash generated from investing activities			(811,032)	(104,411)
Cash flows from financing activities
Net proceeds from issue of ordinary shares	—	—	53,157,669	6,843,425
Advances from a director	29,997	42,105	7,732	996
Net cash generated from financing activities	29,997	42,105	53,165,401	6,844,421
Net increase in cash and cash equivalents	—	—	18,940,834	2,438,410
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	18,940,834	2,438,410

Supplementary cash flow information
Interest received	—	—	22,990	2,960

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on January 20, 2022 and as a holding company.

On January 13, 2022, New Achiever Ventures Limited was incorporated in the British Virgin Islands as a limited liability company. On January 20, 2022, one share was allotted and issued to the Company, following which New Achiever Ventures Limited is wholly-owned by the Company.

In the condensed parent-company-only financial statements, the Company’s investment in New Achiever Ventures Limited is stated at cost plus equity in undistributed earnings of New Achiever Ventures Limited since the date of acquisition. The Company’s share of net loss of New Achiever Ventures Limited is included in condensed statements of comprehensive loss  using the equity method. These condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes thereto.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company and its acquisition of New Achiever Ventures Limited had taken place at January 1, 2022 and throughout the period as at the date before the Group Reorganization.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Samfine Creation Holdings Group Limited exceed 25% of the consolidated net assets of Samfine Creation Holdings Group Limited. The ability of the Company’s Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because a significant portion of the Company’s operations and revenues are conducted and generated in China, a significant portion of the revenues being earned and currency received are denominated in RMB. RMB is subject to the exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars. Whilst the restricted net assets of the subsidiaries of Samfine Creation Holdings Group Limited does not exceed 25% of the consolidated net assets of Samfine Creation Holdings Group Limited, the above condensed parent company only financial information of Samfine Creation Holdings Group Limited is presented for the supplementary reference.

As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.